Common Stock - Additional Information (Details) - Common Stock [Member] - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Common stock, voting rights	Each share of common stock has the right to one vote.	Each share of common stock has the right to one vote.
Cash dividends declared	$ 0	$ 0